STATEMENT OF STOCKHOLDERS EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Shares, Amount at Jun. 04, 2007	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Jun. 04, 2007	0
Common Stock issued for cash at $0.0001 per share, Shares	148,000,000
Common Stock issued for cash at $0.0001 per share, Amount	14,800	(14,400)		400
Common Stock issued for cash at $0.05 per share, Shares	29,637,000
Common Stock issued for cash at $0.05 per share, Amount	2,964	37,086		40,050
Netloss			(21,874)	(21,874)
Ending Balance, Amount at Dec. 31, 2007	17,764	22,686	(21,874)	18,576
Ending Balance, Shares at Dec. 31, 2007	177,637,000
Common Stock issued for creditors at $0.05 per share, Shares	12,950,000
Common Stock issued for creditors at $0.05 per share, Amount	1,295	16,205		17,500
Netloss			(34,675)	(34,675)
Ending Balance, Amount at Dec. 31, 2008	19,059	38,891	(56,549)	1,401
Ending Balance, Shares at Dec. 31, 2008	190,587,000
Netloss			(9,485)	(9,485)
Ending Balance, Amount at Dec. 31, 2009	19,059	38,891	(66,034)	(8,084)
Ending Balance, Shares at Dec. 31, 2009	190,587,000
Netloss			(9,485)	(9,485)
Ending Balance, Amount at Dec. 31, 2010	19,059	38,891	(75,519)	(17,569)
Ending Balance, Shares at Dec. 31, 2010	190,587,000
Common Stock issued for cash at $0.50 per share, Shares	2,100,000
Common Stock issued for cash at $0.50 per share, Amount	210	1,049,790		1,050,000
Share issuance costs		(4,564)		(4,564)
Shares cancelled, Shares	(142,950,000)
Shares cancelled, Amount	(14,295)	14,295
Stock-based compensation		107,772		107,772
Netloss			(954,677)	(954,677)
Ending Balance, Amount at Dec. 31, 2011	4,974	1,206,184	(1,030,196)	180,962
Ending Balance, Shares at Dec. 31, 2011	49,737,000
Stock-based compensation		1,851,782		1,851,782
Common Stock issued for cash at $0.75 per share, Shares	1,334,000
Common Stock issued for cash at $0.75 per share, Amount	133	1,000,367		1,000,500
Shares issued for services, shares	550,000
Shares issued for services, amount	55	126,445		126,500
Netloss			(2,870,947)	(2,870,947)
Ending Balance, Amount at Sep. 30, 2012	$ 5,162	$ 4,184,778	$ (3,901,143)	$ 288,797
Ending Balance, Shares at Sep. 30, 2012	51,621,000